SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2017
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

12.  SHORT-TERM BANK LOANS

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	300,000	580,000	89,144
Short-term bank loans guaranteed by a senior executive (Note 20)	40,000	—	—
Short-term bank loans pledged by deposit	118,000	636,384	97,811

	458,000	1,216,384	186,955

Short-term bank loans consisted of several bank loans primarily denominated in RMB. The weighted average interest rate for the outstanding borrowings as of December 31, 2016 and 2017, was approximately 3.46% and 4.32%, respectively.